Share Based Payment - Summary of Number and Weighted Average Exercise Price of Employee Stock Options under Bona Vita ESOP (Detail)	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price per share outstanding, ending balance	$ 1.9765
Bona Vita Employees Stock Option Plan 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance | shares	21,955	21,711
Number of options, granted | shares	0	11,789	25,032
Number of options, Forfeited and expired | shares	(8,291)	(11,545)	(3,321)
Number of options outstanding, ending balance | shares	13,664	21,955	21,711
Number of options, exercisable | shares	13,664	11,370
Weighted average exercise price per share outstanding, beginning balance	$ 0.0154	$ 0.0154
Weighted average exercise price per share, Granted		0.0154	$ 0.0154
Weighted average exercise price per share, Forfeited and expired	0.0154	0.0154	0.0154
Weighted average exercise price per share outstanding, ending balance	0.0154	0.0154	$ 0.0154
Weighted average exercise price per share, ending balance	$ 0.0154	$ 0.0154